UNAUDITED INTERIM CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	€ 1,795	€ 1,950	€ 3,526	€ 3,906
Cost of sales	(1,605)	(1,737)	(3,175)	(3,532)
Gross profit	190	213	351	374
Selling and administrative expenses	(74)	(80)	(149)	(151)
Research and development expenses	(13)	(13)	(28)	(26)
Other gains and losses - net	24	(41)	11	(56)
Income from operations	127	79	185	141
Finance costs - net	(32)	(35)	(65)	(70)
Income before tax	95	44	120	71
Income tax expense	(24)	(12)	(32)	(17)
Net income	71	32	88	54
Net income attributable to:
Equity holders of Constellium	71	31	87	51
Non-controlling interests	0	1	1	3
Net income	€ 71	€ 32	€ 88	€ 54
Earnings per share attributable to the equity holders of Constellium (in Euros)
Basic (in EUR per share)	€ 0.48	€ 0.21	€ 0.59	€ 0.35
Diluted (in EUR per share)	€ 0.48	€ 0.21	€ 0.58	€ 0.34
Weighted average number of shares
Basic (in shares)	146,271,938	146,543,148	146,534,099	145,428,562
Diluted (in shares)	149,040,318	148,190,856	149,670,265	148,190,856